Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Consolidated VIEs [Member]
Schedule of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total	¥11,304,787	¥74,418	¥97,551	¥2,377,827	¥701,879	¥7,781,493	¥271,619

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total	¥8,954,642	¥1,001,815	¥4,964,453	¥2,316,429	¥671,945

Non-consolidated VIEs [Member]
Schedule of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490